Equity Earnings (Loss) of Joint Ventures (Details) - USD ($)	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Summarized statements of operations
Equity (loss) earnings of joint ventures	$ 4,532,000	$ 666,000	$ (2,235,000)
VAST LLC
Summarized statements of operations
Net sales	174,896,000	128,963,000	114,338,000
Cost of goods sold	134,185,000	101,910,000	94,060,000
Gross profit	40,711,000	27,053,000	20,278,000
Engineering, selling and administrative expense	26,450,000	19,710,000	15,866,000
Impairment charge			6,000,000
Income (loss) from operations	14,261,000	7,343,000	(1,588,000)
Other income (expense), net	1,757,000	1,662,000	(115,000)
Income (loss) before provision for income taxes	16,018,000	9,005,000	(1,703,000)
Provision for income taxes	2,632,000	1,235,000	168,000
Net income (loss)	13,386,000	7,770,000	(1,871,000)
STRATTEC’s share of VAST LLC net income (loss)	4,463,000	2,590,000	(624,000)
Intercompany profit eliminations	(22,000)	3,000	(15,000)
Equity (loss) earnings of joint ventures	4,441,000	2,593,000	(639,000)
SAL LLC
Summarized statements of operations
Net sales	89,000	369,000	603,000
Cost of goods sold	67,000	610,000	382,000
Gross profit	22,000	(241,000)	221,000
Engineering, selling and administrative expense	17,000	1,534,000	1,311,000
Income (loss) from operations	5,000	(1,775,000)	(1,090,000)
Other income (expense), net	(258,000)	(155,000)	(34,000)
Net income (loss)	(253,000)	(1,930,000)	(1,124,000)
STRATTEC’s share of SAL LLC earnings (loss)	91,000	(1,927,000)	(1,124,000)
Loss on loan to SAL LLC			(225,000)
Loss on guarantee of SAL LLC credit facility			(247,000)
Equity (loss) earnings of joint ventures	$ 91,000	$ (1,927,000)	$ (1,596,000)